10. CONVERTIBLE DEBT (Tables)	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Convertible notes in default
	September 30, 2020		December 31, 2019
GPB	$1,798	$1,798	$2,177	$2,177
GHS	—		149
	83		83
	14		14
	104	201	103	349
Auctus	60		192
	—		91
	—	60	106	389
Convertible notes (including debt in default)		$2,059		$2,915